The Prudential Insurance Company of America   Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department


                                              The Prudential Insurance Company
                                                of America
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (201) 802-4708 fax: (201) 802-9560


                                        July 2, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  Pruco Life Variable Appreciable Account
                    (Registration No. 333-07451)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 2 and (ii) that the text of Post-Effective Amendment No. 2 was filed electronically on June 25, 1997. (Accession No. 0000950110-97-001108)



                                             By: /s/
                                                -------------------------------
                                                       Thomas C. Castano
                                                       Assistant Secretary
                                                   Pruco Life Insurance Company